Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and Equipment, Net Table [Abstract]
Schedule of property and equipment, net
	June 30, 2022	December 31, 2021
	(Unaudited)
Electronic equipment	$131,868	$137,523
Vehicles	125,484	131,894
Office equipment	23,399	24,594
Leasehold improvements	-	50,805
Less: Accumulated depreciation	216,605	267,743
	$64,146	$77,073

	December 31, 2021	December 31, 2020
Electronic equipment	$137,523	$137,046
Vehicles	131,894	239,641
Office equipment	24,594	27,215
Leasehold improvements	50,805	49,618
Less: Accumulated depreciation	267,743	388,447
	$77,073	$65,073